Cover	Sep. 05, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) is being filed solely to amend and supplement Item 9.01 of the Current Report on Form 8-K filed by Remora Capital Corporation, a Maryland corporation (the “Company”), with the Securities and Exchange Commission on September 11, 2025 (the “Initial Form 8-K”) to include the unaudited financial statements of each of the Private Funds (as defined below) as of June 30, 2025, the audited financial statements of each of the Private Funds as of December 31, 2024, and supplemental disclosure information as required by Regulation S-X Rule 6-11 related to fund acquisitions. As previously reported in the Initial Form 8-K, on September 5, 2025, each of Remora Capital Partners I, LP (“Fund I”), Remora Capital Partners II, LP (“Fund II”), Remora Capital Partners I QP LP (“Fund I QP”), and Remora Capital Partners II QP, LP (“Fund II QP” and together with Fund I, Fund II, and Fund I QP, the “Private Funds”) merged with and into the Company, with the Company as the surviving entity (collectively, the “Mergers”). Pursuant to the instructions to Item 9.01 of Form 8-K, the Company hereby files this Amendment No. 1 to amend the Initial Form 8-K in order to include the required financial statements and supplemental disclosure information that were previously omitted. No other changes have been made to the Initial Form 8-K.
Document Period End Date	Sep. 05, 2025
Entity File Number	814-01897
Entity Registrant Name	Remora Capital Corporation
Entity Central Index Key	0002045370
Entity Tax Identification Number	33-2299238
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3200 West End Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	380-1095
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false